Note 1. Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 029 [Member]
EBP, Description of Plan [Line Items]
EBP, Description of Plan	Description of the Plan
The following brief description of the Trinity Industries, Inc. 401(k) Plan as Restated Effective August 1, 2020 (the "Plan") is provided for general information only. Participants should refer to the plan document and Summary Plan Description for a more complete description of the Plan's provisions.
General
The Plan is a defined contribution plan designed to comply with the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), and is sponsored by Trinity Industries, Inc. (the "Company"). Voya Financial (the "Trustee" and "Recordkeeper") serves as the plan trustee and recordkeeper.
Administration of the Plan
The Plan is administered by the Retirement Plan Committee (the "Committee"), consisting of at least three persons who are appointed by the Finance and Risk Committee of the Board of Directors of the Company (the "FRC"). The members of the Committee serve at the discretion of the FRC, and any Committee member who is an employee of the Company does not receive compensation for their services. The expenses incurred by the Trustee in the performance of its duties, including the Trustee's compensation, and the expenses charged by the Recordkeeper of the Plan, are paid by the Plan unless paid by the Company. All other expenses are paid by the Company and are excluded from these financial statements.
Participation
Each employee of the Company is eligible to contribute to the Plan immediately upon employment, and must meet each of the following additional requirements:
1.Must be in a unit of employees who are designated as eligible to participate in the Plan; and
2.Must not be included in a unit of employees covered by a collective bargaining agreement, unless benefits under the Plan were included in an agreement as a result of good faith bargaining.
Any eligible employee who does not make an election to either participate or not participate in the Plan is automatically enrolled in the Plan with a deferral rate of 6% of their eligible contribution.
Contributions
Under the Plan, each participant electing to contribute agrees to contribute not less than 1% nor more than 50% of their eligible compensation, as defined in the Plan, and subject to certain limitations of the Internal Revenue Code of 1986, as amended (the "Code"), in 1% increments as designated by the participant. Each automatically enrolled participant contributes 6% of their eligible compensation. A salary reduction and contribution agreement may be entered into by each employee as the employee begins participation in the Plan, and may be amended by the participant at any time. Participants who have attained the age of 50 before the end of the year are eligible to make catch-up contributions. Additionally, the Plan provides for a true-up matching contribution to ensure that eligible participants who elected to contribute the maximum contribution allowed by the Plan receive the maximum matching contribution of eligible compensation determined as of the end of the Plan year.
In 2021, the Plan utilized a safe harbor design for the matching contribution structure with a Qualified Automatic Contribution Arrangement ("QACA"). Effective July 1 of each year, employees who are contributing less than 15% to the Plan will have their deferral increased by 1% up to a maximum auto-escalation cap of 15%. Employees who wish to opt-out of the auto-escalation may do so at any time.
For each calendar year, from January 1 through December 31 ("Plan Year"), the Company will make an Enhanced Matching Contribution on a per-pay-period basis, as defined by the Plan. Under the Enhanced Matching Contribution, each participant shall receive an amount equal to a dollar-for-dollar Company match of such participant's contribution which does not exceed 6% of such participant's total eligible compensation for the year, as defined by the Plan, regardless of years of service. Company contributions are net of forfeitures, as defined by the Plan. For the 2025 Plan Year, the Enhanced Matching Contribution totaled $12.4 million.
Participant Accounts
Each participant's account is credited with the participant's contributions and allocations of (a) the Company's contributions and (b) Plan earnings, and is charged with an allocation of administrative expenses. Allocations are based on participant earnings or account balances, as defined by the Plan. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account. Participants may direct daily the investment of participant and Company contributions among various registered investment companies, common/collective trust funds, and a Company common stock fund. If a participant is automatically enrolled, their contributions are invested in the Vanguard Target Retirement Income Trust II Fund that most closely matches their estimated retirement age.
Benefits
Distribution of a participant's vested account balance is payable upon retirement at or after the age of 59 1/2, total disability, death, or termination of employment. Distribution is equal to the salary reduction contributions and related earnings, plus the vested portion of any Company contributions and related earnings.
Withdrawals of up to 100% of the participant's contributions can be made only to meet immediate and heavy financial needs, as defined by the Plan, and only to the extent that such funds are not available to the participant for such needs from other sources. No hardship withdrawals are allowed against the earnings on participant contributions or against any Company contributions and related earnings. These restrictions are not applicable to Enhanced Matching Contributions when the participant reaches the age of 59 1/2.
Upon request, distributions shall be made no earlier than the month that follows the last day of the month in which entitlement occurs. Distributions from the Company common stock accounts shall be made in cash unless otherwise designated by the participant.
Participant Loans
Loans may be made for a minimum of $1,000 up to a maximum of $50,000, not to exceed 50% of the participant's contribution balance and related earnings plus 50% of the vested portion of the Enhanced Matching Contribution balance and related earnings. Loans are subject to rules and regulations established by the Committee, as defined by the Plan.
If a participant's employment is terminated, any outstanding loan balances must either be repaid immediately to the Plan or continue to be repaid to the Plan according to the original terms of the loan or they will be considered to be in default, in which case the unpaid loan balance will be treated as a distribution to the participant.
Vesting
The Company contributions and related earnings vest to participants depending upon the number of years of vesting service, as defined by the Plan, completed by such participant as follows:

Years of Service	Percentage Vested
Less than 2 years	0%
2 or more years	100%
Participants are 100% vested in Company contributions and the allocated portion of related earnings upon their attainment of age 65, total and permanent disability or death, and are always 100% vested in participant contributions and the related earnings on such contributions.
Forfeitures
The amounts forfeited by participants who terminate employment prior to becoming fully vested are first used to reduce employer contributions. Any excess amounts may then be used to pay the Plan's share of allocable fees and other administrative expenses of the Plan.
Trinity Stock Fund
The Plan invests in common stock of the Company through the Trinity Stock Fund. The Trinity Stock Fund may also hold cash or other short-term securities, although these are expected to be a small percentage of the fund. The Company has implemented a dividend pass-through election for its participants.
The Plan limits the amount a participant can invest in the Trinity Stock Fund to encourage diversification of participants' accounts. Each payroll period, a participant can direct up to a maximum of 25% of their contributions in the Trinity Stock Fund. In addition, a participant may not transfer amounts from other investment funds into the Trinity Stock Fund to the extent the transfer would result in more than 25% of the participant's total account balance being invested in the Trinity Stock Fund.
Each participant is entitled to exercise voting rights attributable to the shares allocated to their account and is notified by the Company prior to the time that such rights may be exercised. The Trustee shall vote any allocated shares for which instructions have not been given by a participant pursuant to written directions from the Company. The Trustee votes any unallocated shares in the same proportion as those shares that were allocated, unless the Company directs the Trustee otherwise. Participants have the same voting rights in the event of a tender or exchange offer.
Amendment or Termination of the Plan
The Company may amend the Plan at any time. However, no amendment, unless made to secure approval of the Internal Revenue Service (the "IRS") or other governmental agency, shall operate retroactively to reduce or divest the then-vested interest in the Plan of any participant, former participant, or beneficiary, or to reduce or divest any benefit payable under the Plan unless all participants, former participants, and beneficiaries then having vested interests or benefit payments affected thereby consent to such amendment.
Although it has not expressed any intent to do so, the Company may terminate the Plan at any time, subject to the provisions of ERISA. Upon complete or partial termination, the accounts of all participants affected thereby shall become 100% vested, and the Committee shall direct the Trustee to distribute the assets in the Plan, after receipt of any required approval by the IRS and payment of any expenses properly chargeable thereto, to participants, former participants, and beneficiaries in proportion to their respective account balances.